File Number 2-28097
Certification of translation of
Prospectus changes into Spanish
filed Pursuant to Rule 497(e)

Re: Enterprise Group of Funds,
Inc. Prospectus - Spanish
translation; our job #5812

CERTIFICATION

I John Connors, President
of Crimson Language Services
hereby certify to the best of
our knowledge and belief
that the above referenced updated
document is a true and correct
translation from English into
Spanish of the current version
of the original Enterprise
Group of Funds, Inc. Prospectus.

The material has been proofread
and conforms to accepted current
language usage such as grammar,
as well as industry-specific
terminology.  The material
properly conveys the intended
meaning of the English language
original.

We hereby declare that all
statements made herein of our
own knowledge are true and that
all statements made on
information and belief are
believed to be true.

Signed this 11 day of January,
2001

/s/ John Connors
for Crimson Language Services